Summary of Stock Option Exercises (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercised	597,161	41,403	1,205
Shares Issued from Treasury	597,161	41,403	1,205
Intrinsic Value	$ 3,627,000	$ 90,400	$ 14,300